Capital Structure, Financial Risk and Related Items - Weighted Average Outstanding Warrants (Details) - kr / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	4 years 2 months 26 days	4 years 1 month 9 days
Number of warrants exercisable	446,416	416,541	434,179
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	kr 3,172	kr 3,172
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	kr 962	kr 962